PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

Note 4. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,
	2012	2011
Computer hardware	$9,147	$4,982
Furniture and fixtures	19,821	14,668
Warehouse fixtures	7,564	7,564
Warehouse equipment	5,253	5,253

	41,785	32,467
Less: accumulated depreciation and amortization	(16,595)	(5,144)

	$25,190	$27,323

During the year ended December 31, 2012 and 2011, the Company incurred $11,451 and $5,144, respectively of depreciation expense.